Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lease
Schedule of cash flow information related to operating leases

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash payments for operating leases	41,960	44,072
ROU assets obtained in exchange for operating lease liabilities	7,428	9,137

Schedule of future lease payment under operating leases

Operating leases
RMB
Year ending December 31,
2022	45,236
2023	50,972
2024	17,159
2025	627
2026 and thereafter	—
Total future lease payments	113,994
Less: Imputed interest	(8,109)
Total lease liability balance	105,885